Income Taxes - Components of provision for income taxes (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of the Company's provision for income taxes
Tax at federal statutory rate (as a percent)			21.00%	35.00%	35.00%	35.00%
State, net of federal benefit (as a percent)				3.00%	2.80%	2.40%
Permanent items (as a percent)				(1.10%)	(0.50%)	(0.80%)
Research and development (R&D) tax credit (as a percent)				1.20%	1.30%	1.40%
Federal tax rate change (as a percent)				(92.60%)	0.00%	0.00%
Other (as a percent)				1.10%	7.10%	4.50%
Change in valuation allowance (as a percent)				53.40%	(45.70%)	(42.50%)
Total				0.00%	0.00%	0.00%
Income tax expense on re-measurement of deferred tax assets and liabilities, provisional amount		$ 16.2
Forecast
Components of the Company's provision for income taxes
Tax at federal statutory rate (as a percent)	21.00%